Shareholder Fees - FidelitySAIInflation-FocusedFund-PRO	Sep. 28, 2024 USD ($)
FidelitySAIInflation-FocusedFund-PRO | Fidelity SAI Inflation-Focused Fund
Shareholder Fees:
(fees paid directly from your investment)	none